Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	$ 463	$ 738
Property, plant and equipment	37,598	37,250
Right-of-use assets	1,672	1,680
Goodwill	2,923	2,923
Assets	54,680	53,915
Current assets	10,176	9,708
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	449	729
Property, plant and equipment	24,461	24,443
Right-of-use assets	822	849
Goodwill	2,923	2,923
Assets	30,986	31,673
Conventional
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	7	0
Property, plant and equipment	2,127	2,209
Right-of-use assets	2	1
Goodwill	0	0
Assets	2,444	2,429
Offshore
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	7	9
Property, plant and equipment	3,118	2,798
Right-of-use assets	96	102
Goodwill	0	0
Assets	3,845	3,511
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	280	317
Right-of-use assets	406	432
Goodwill	0	0
Assets	5,466	4,682
Canadian Refining
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,484	2,469
Right-of-use assets	40	28
Goodwill	0	0
Assets	2,960	2,960
U.S Refining
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	5,128	5,014
Right-of-use assets	306	268
Goodwill	0	0
Assets	$ 8,979	$ 8,660